Share-based Compensation - Allocation of Compensation Expense Related to Option (Details) - Stock Options - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 10,479,128	$ 6,325,705
Selling, General and Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	4,661,007	3,055,914
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 5,818,121	$ 3,269,791